SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.	Ordinary share:

The Ordinary shares entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company. In January 6, 2011 the shareholders resolved to increase the authorized share capital of the Company to 40,000,000 Ordinary shares with a nominal value of NIS 0.01 each.

b.	Treasury shares:

In July 2008, the Company's Board of Directors authorized the repurchase of up to $ 3,750 in the open market, subject to normal trading restrictions. During 2009, the Company purchased 45,455 of its Ordinary shares for total consideration of $ 120, which were recorded as Treasury stock, at cost as part of shareholders' equity.

c.	Share option plans:

In 2003, the Company adopted a share option plan ("the 2003 Option Plan"). Under the 2003 Option Plan, employees, officers and non-employees may be granted options to acquire Ordinary shares. Pursuant to the 2003 Option Plan, the Company has reserved for issuance a total of 3,368,000 Ordinary shares. As of December 31, 2011, 645,331 options were still available for future grant under the 2003 Option Plan.

Options granted under the 2003 Plan vested over three to four years from the grant date. The options expire no later than five years from the date of grant.

A summary of the activity in the share options granted to employees and directors for the year ended December 31, 2011 and related information is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual Term (in Years)	Aggregate intrinsic value

Outstanding at January 1, 2011	1,608,946	$5.43	3.24	$3,858
Granted	700,000	7.19
Exercised *)	(167,825)	3.46
Cancelled	(134,050)	7.16
Forfeited	(230,999)	7.76

Outstanding at December 31, 2011 **)	1,776,072	$5.87	3.39	$113
Exercisable at December 31, 2011 ***)	445,072	$5.14	2.04	$113

*)	During 2011, 10,000 share options were exercised in consideration for cash received in an amount of $ 30, the remaining 157,825 were exercise under net-share settlement.

**)
Represents intrinsic value of 149,403 outstanding options that are in-the-money as of December 31, 2011. The remaining 1,626,669 outstanding options are out of the money as of December 31, 2011, and their intrinsic value was considered as zero.

***)
Represents intrinsic value of 149,403 outstanding options that are in-the-money as of December 31, 2011. The remaining 295,669 outstanding options are out of the money as of December 31, 2011, and their intrinsic value was considered as zero.

The weighted-average grant-date fair value of options granted during the years 2009, 2010 and 2011 was $ 1.68, $ 1.23 and $ 2.29, respectively.

As of December 31, 2011, the total compensation cost related to options granted to employees, not yet recognized, amounted to $ 1,456. The cost is expected to be recognized over a weighted average period of 2.01 years.

Aggregate intrinsic value of options exercised in 2009, 2010 and 2011 amounted to $ 281, $ 713 and $ 580, respectively.